Related party transactions and balances - Schedule of Transactions with related parties (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Payments Made by Board Members
Related party transactions and balances
Payments made by board members on behalf of the Group.	$ 526,092
Loan from shareholder
Related party transactions and balances
Amounts of transaction	131,523
Repayments Made to Board Members
Related party transactions and balances
Amounts of transaction	394,569
Settlement of loan from shareholder
Related party transactions and balances
Amounts of transaction	$ 131,523